GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:  GENERAL

PRF Technologies Ltd. (formerly PainReform Ltd.) (“the Company”) was incorporated and started business operations in November 2007. Effective January 15, 2026, the Company changed its name from PainReform Ltd. to PRF Technologies Ltd. The ticker symbol of the Company’s ordinary shares remained unchanged as PRFX, and the Company’s registration number in Israel remained unchanged. The Company is a diversified technology innovation company advancing specialty pharmaceutical therapies and AI-driven energy analytics.

a.	Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage with regard to drug development and early commercialization stage with respect to its DeepSolar technology and has not yet generated significant revenues.

The Company has incurred significant losses and negative cash flows from operations and incurred losses of $2,942 and $2,316 for the six-month periods ended June 30, 2026, and 2025, respectively. During the six months ended June 30, 2026, and 2025, the Company had operating cash outflows of $2,434 and $1,982, respectively. As of June 30, 2026, the Company had positive working capital of $9,538. The Company expects to continue to incur losses and negative cash flows from operations until its products reach profitability, if at all. As of June 30, 2026, the Company’s accumulated deficit was $64,086. The Company has funded its operations to date primarily through equity financing and has cash on hand (including restricted cash and short term deposits) in the amount of $11,562 as of June 30, 2026. In May 2026, the Company raised approximately $10 million in gross proceeds pursuant to an SEPA agreement (Note 7). In addition, in June 2026, the Company entered into a separate SEPA agreement pursuant to which the Company may raise up to an additional $15 million, subject to the terms and conditions of the agreement (Note 7).

The Company expects to continue incurring losses and negative cash flows from operations until PRF-110, OcuRing™-K and the DeepSolar products reach commercial profitability, if at all.

Management’s plans include continued capital raising through the sale of additional equity securities, debt, or capital inflows from strategic partnerships. There are no assurances, however, that the Company will successfully obtain additional financing when needed. Management believes that the Company has sufficient funds to support its operations for a period of at least twelve months from the date of the issuance of these interim condensed consolidated financial statements. Until the Company achieves profitability or generates positive cash flows, it will continue to be dependent on raising additional funds to fund its operations.

These condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

b.	The Company reports its financial results in U.S. dollars. A portion of research, development, general and administrative expenses of its Israeli operations are incurred in New Israeli Shekel (“NIS”) As a result, the Company is exposed to exchange rate risks that may materially and adversely affect its financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS declines against the U.S. dollar at a time when the rate of inflation in the cost of Israeli goods and services exceeds the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of its operations in Israel would increase and its results of operations could be materially and adversely affected.

Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if and to the extent that, it outpaces or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on its financial condition during the six months ended June 30, 2026 and 2025, respectively. Given its general lack of currency hedging arrangements to protect it from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. The Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.

c.	Reverse Share Split: On February 6, 2026, the Company effected a 1-for-5 reverse share split of its ordinary shares. No fractional shares were issued, and fractional shares were rounded up to the nearest whole share. Proportionate adjustments were made to the exercise prices and the number of shares underlying the Company’s outstanding warrants, pre-funded warrants and share options.

All share and per-share amounts, including basic and diluted loss per share, the number of shares underlying outstanding warrants and share options, and their respective exercise prices, presented in these unaudited condensed consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse share split for all periods presented.